TAXES BASED ON INCOME	12 Months Ended
Jan. 01, 2022
Taxes Based on Income
TAXES BASED ON INCOME
NOTE 14. TAXES BASED ON INCOME
Taxes based on income were as follows:

(In millions)	2021	2020	2019
Current:
U.S. federal tax	$7.3	$1.1	$11.0
State taxes	5.3	1.9	.5
International taxes	229.9	168.5	148.1
	242.5	171.5	159.6
Deferred:
U.S. federal tax	(1.1)	5.0	(168.0)
State taxes	(5.3)	1.6	(8.9)
International taxes	12.5	(.4)	(39.4)
	6.1	6.2	(216.3)
Provision for (benefit from) income taxes	$248.6	$177.7	$(56.7)

The principal items accounting for the difference between taxes computed at U.S. federal statutory rate and taxes recorded were as follows:

(In millions)	2021	2020	2019
Tax provision computed at U.S. federal statutory rate (1)	$208.5	$154.8	$52.4
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit (1)	4.5	6.9	(12.8)
U.S. pension plan settlements and related charges (1)	–	–	(76.6)
Foreign earnings taxed at different rates (2)	75.4	51.4	56.2
GILTI high-tax exclusion election, net (3)	(22.8)	(12.5)	–
Foreign tax structuring and planning transactions (4)	–	–	(47.9)
Excess tax benefits associated with stock-based payments	(4.1)	(3.2)	(7.8)
Valuation allowance	(4.8)	(3.3)	2.0
U.S. federal research and development tax credits	(6.2)	(6.2)	(6.1)
Tax contingencies and audit settlements	3.9	(5.5)	(11.8)
Other items, net	(5.8)	(4.7)	(4.3)
Provision for (benefit from) income taxes	$248.6	$177.7	$(56.7)
(1)
Included in 2019 are tax effects of the pension plan settlement charges associated with the termination of the ADPP. In 2019, tax benefit o
f
 $102
million on the pretax charge was reflected in the tax provision computed at U.S. federal statutory rate and state taxes, net of federal tax benefit. Moreover, in 2019, the tax benefit of

$77
million related to the release of stranded tax effects in AOCI through the income statement was reflected in U.S. pension plan settlements and related charges.

(2)	All years included certain U.S. international tax provisions and foreign earnings taxed in the U.S., net of credits.
(3)
In 2021, we recognized $
14.1

million and $8.7 million of benefit related to GILTI exclusion elections made on our amended 2018 and originally filed 2020 U.S. federal tax returns, respectively. In 2020, we recognized $12.5 million of benefit related to a GILTI exclusion election we planned to make
on our amended 2019 U.S. federal tax return.

(4)
In 2019, we recognized a net tax benefit of $
47.9

million related to a foreign structuring transaction. This net benefit resulted from the elimination of recapture conditions to which our previously recognized net operating losses were subject. By eliminating these conditions, our losses became permanent, and the offsetting deferred tax liability related to future recapture was released.

Income before taxes from our U.S. and international operations was as follows:

(In millions)	2021	2020	2019
U.S.	$88.0	$123.8	$(355.4)
International	904.6	613.5	604.9

Income before taxes	$992.6	$737.3	$249.5
Our effective tax rate was 25%,

24.1%

and
(22.7)%
 f
or fiscal years 2021, 2020 and 2019, res
p
ectively.
Our 2021 provision for (benefit from) income taxes included (i)
$
28.5
 million of net tax charge related to the tax on global intangible low-taxed
income (“GILTI”) of our foreign subsidiaries and the recognition of foreign withholding taxes on current year earnings, partially offset by the benefit from foreign-derived intangible income (“FDII”); (ii) $
14.1
 million of
return-to-provision
benefit related to a GILTI exclusion election made on our amended 2018 U.S. federal tax return; and (iii) $11.3 million of return-to-provision benefit, including $8.7 million related to a GILTI exclusion election and a higher FDII deduction reflected on our 2020 U.S. federal tax return.
In fiscal year 2020, the U.S. Department of Treasury issued final regulations that provide certain U.S. taxpayers with an annual election to exclude foreign income subject to a high effective tax rate from their GILTI inclusions. This annual election included an option for retroactive application to tax years 2018 through 2020. We recognized related tax benefits for tax years 2018 through 2020 as of January 1, 2022. We have not yet determined whether to make the election for tax year 2021. We continue to evaluate the impact of these regulations and currently anticipate that the benefit from making this election on our 2021 U.S. federal tax return may be significant.
Our 2021 provision for (benefit from) income taxes also reflected (i) net tax benefit primarily from the release of valuation allowance against certain deferred tax assets in the U.S. and foreign jurisdictions; (ii) net tax benefit primarily from decreases in certain tax reserves, including interest and penalties, as a result of closing tax years; and (iii) net tax charges related to the tax effects of outcomes of certain legal proceedings.
Our 2020 provision for (benefit from) income taxes included (i) $22.1 million of net tax charge related to the tax on GILTI of our foreign subsidiaries and the recognition of foreign withholding taxes on current year earnings, partially offset by the benefit from FDII; (ii) a $12.5 million return-to-provision adjustment related to an election we planned to make on our 2019 amended U.S. tax return; and (iii) net tax benefit primarily from decreases in certain tax reserves, including interest and penalties, as a result of closing tax years in foreign jurisdictions, partially offset by increases in reserves from changes in judgment and additional interest and penalty accruals.
Our 2019 provision for (benefit from) income taxes included $179 million of tax benefit related to the effective settlement of the ADPP, $102 million of which was the related
tax effect on the pretax charge of $444 million and $77 million of which was related to the rel
e
ase of stranded tax effects in AOCI through the income statement. The tax effects were stranded primarily as a result of the U.S. federal tax rate change under the
Tax Cut
s
and
Jobs Act.
Refer to Note 6, “Pension and Other Postretirement Benefits,” for more information. Our 2019 provision for (benefit from) income taxes also reflected the following items: (i) $47.9 million of tax benefit from a foreign tax structuring transaction resulting in previously recognized tax losses becoming permanent; (ii) $24.7 million of net tax charge related to the tax on GILTI of our foreign subsidiaries and the recognition of foreign withholding taxes on current year earnings, partially offset by the benefit from FDII; (iii) net tax benefit primarily from the effective settlement of certain German tax audits and decreases in reserves as a result of closing tax years; and (iv) excess tax benefits associated with stock-based payments.
Our accumulated earnings in foreign subsidiaries are not indefinitely reinvested and can generally be repatriated to the U.S. without material tax consequences. As of January 1, 2022, we recorded a deferred tax liability of $16.2 million related to future tax consequences from repatriating our accumulated earnings in foreign subsidiaries that are not indefinitely reinvested.
Deferred Taxes
Deferred taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to our deferred tax assets and liabilities were as follows:

(In millions)	2021	2020
Accrued expenses not currently deductible	$34.6	$28.1
Net operating loss carryforwards	154.4	161.4
Tax credit carryforwards	34.6	55.9
Stock-based compensation	13.6	10.7
Pension and other postretirement benefits	38.8	52.4
Inventory reserve	14.7	12.9
Lease liabilities	42.5	39.0
Other assets	25.3	16.1
Valuation allowance	(70.1)	(68.2)

Total deferred tax assets (1)	288.4	308.3
Depreciation and amortization	(268.9)	(80.2)
Repatriation accrual	(16.2)	(39.0)
Foreign operating loss recapture	(3.4)	(3.6)
Lease assets	(43.8)	(38.7)

Total deferred tax liabilities (1)	(332.3)	(161.5)

Total net deferred tax assets (liabilities) (2)	$(43.9)	$146.8
(1)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.
(2)	2021 included deferred tax liabilities recognized as a result of the acquisition of Vestcom described in Note 2, “Acquisitions.”
We assess the available positive and negative evidence to estimate if sufficient future taxable income is expected to be generated to use existing deferred tax assets. On the basis of our assessment, we record valuation allowances only with respect to the portion of the deferred tax asset that is not more-likely-than-not
to be realized. Our assessment of the future realizability of our deferred tax assets relies heavily on our forecasted earnings in certain jurisdictions determined by the manner in which we operate our business and the relevant carryforward periods. Any changes to our operations may affect our assessment of deferred tax assets considered realizable if the positive evidence no longer outweighs the negative evidence.
Net operating loss carryforwards of foreign subsidiaries at January 1, 2022 and January 2, 2021 were
$508 million and $563
million, respectively.
Tax credit carryforwards of both domestic and foreign subsidiaries at January 1, 2022 and January 2, 2021 totaled $35 million and $56 million, respectively. If unused, foreign net operating losses and tax credit carryforwards will expire as follows:

(In millions)	Net Operating Losses (1)	Tax Credits
Year of Expiry
2022	$1.7	$.4
2023	3.8	.4
2024	2.9	.2
2025	3.2	.2
2026	9.4	1.0
2027-2041	19.9	28.2
Indefinite life/no expiry	467.0	4.2

Total	$507.9	$34.6
(1)	Net operating losses are presented before tax effects and valuation allowance.
Certain indefinite-lived foreign net operating losses may require decades to be fully utilized under our current business model.
At January 1, 2022, we had net operating loss carryforwards in certain states of
$547
million before tax effects. Based on our estimates of future state taxable income, it is more-likely-than-not
that the majority of these carryforwards will not be realized before they expire. Accordingly, a valuation allowance has been recorded on
$479 million of these carryforwards.
As of January 1, 2022, our provision for (benefit from) income taxes did not materially benefit from applicable tax holidays in foreign jurisdictions.
Unrecognized Tax Benefits
As of January 1, 2022, our unrecognized tax benefits totaled $74 million, $68 million of which, if recognized, would reduce our annual effective income tax rate. As of January 2, 2021, our unrecognized tax benefits totaled $72 million, $63 million of which, if recognized, would reduce our annual effective income tax rate.
Where applicable, we accrue potential interest and penalties related to unrecognized tax benefits in income tax expense. The interest and penalties we recognized during fiscal years 2021, 2020 and 2019 were not material, individually or in aggregate, to the Consolidated Statements of Income. We have accrued balance
s of $19 million and $22 million for interest and penalties, net of tax benefit, in the
Consolidated Balance Sheets at January 1, 2022 and January 2, 2021, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is set forth below
.

(In millions)	2021	2020
Balance at beginning of year	$72.0	$69.9
Additions for tax positions of current year	9.1	6.5
Additions (reductions) for tax positions of prior years, net	1.2	5.2
Settlements with tax authorities	(1.1)	(3.3)
Expirations of statutes of limitations	(5.2)	(8.7)
Changes due to translation of foreign currencies	(2.0)	2.4

Balance at end of year	$74.0	$72.0
It is reasonably possible that, during the next 12 months, we may realize a decrease in our uncertain tax positions, including interest and penalties, of approximately $9 million, primarily as a result of closing tax years.
The amount of income taxes we pay is subject to ongoing audits by taxing jurisdictions around the world. Our estimate of the potential outcome of any uncertain tax issue is subject to our assessment of the relevant risks, facts, and circumstances existing at the time. We believe we have adequately provided for reasonably foreseeable outcomes related to these matters. However, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities in the period the assessments are made or resolved, which may impact our effective tax rate. The final determination of tax audits and any related legal proceedings could materially differ from amounts reflected in our tax provision for (benefit from) income taxes and the related liabilities. To date, we and our U.S. subsidiaries have completed the IRS’ Compliance Assurance Process Program through 201
8
. With limited exceptions, we are no longer subject to income tax examinations by tax authorities for years prior to 2010
.